LEASES - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 18,412	$ 18,892	$ 16,835
Financing cash flows from finance leases	24	22	17
Total	$ 18,436	$ 18,914	$ 16,852